Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,429,000.00
Previously Paid Amount	0.00
Total Fee Amount	371.88
Total Offset Amount	0.00
Net Fee	371.88
Narrative - Max Aggregate Offering Price	$ 2,429,000.00
Final Prospectus	true